1
The Gabelli Global Financial Services Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.4%
Automobiles  — 8.0%
23,199 Daimler Truck Holding AG† ....................... $ 718,802
8,300 Mercedes-Benz Group AG ......................... 545,522
5,310 Toyota Motor Corp., ADR .......................... 725,240
1,989,564
Banks  — 25.4%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 497,550
83,000 Commerzbank AG† ................................... 785,055
420,400 Dah Sing Banking Group Ltd. .................... 301,615
221,300 Dah Sing Financial Holdings Ltd. ............... 512,604
1,296 First Citizens BancShares Inc., Cl. A .......... 982,835
19,364 Flushing Financial Corp. ............................ 375,274
34,000 ING Groep NV .......................................... 414,470
58,900 Japan Post Bank Co. Ltd. .......................... 506,242
14,370 Shinhan Financial Group Co. Ltd., ADR ..... 401,354
31,397 TrustCo Bank Corp. NY ............................. 1,180,213
7,950 Webster Financial Corp. ............................ 376,353
6,333,565
Consumer Finance  — 5.5%
17,580 Ally Financial Inc. ..................................... 429,831
10,190 Capital One Financial Corp. ....................... 947,262
1,377,093
Diversified Banks  — 15.4%
119,000 Barclays plc .............................................. 228,055
19,400 Citigroup Inc. ........................................... 877,462
51,420 Credit Agricole SA .................................... 541,123
12,086 Hana Financial Group Inc. ......................... 401,911
176,285 NatWest Group plc ................................... 565,194
11,010 Societe Generale SA ................................. 276,727
88,100 Standard Chartered plc ............................. 662,909
20,700 UniCredit SpA .......................................... 294,085
3,847,466
Homebuilders  — 7.2%
4,930 Cavco Industries Inc.† .............................. 1,115,413
35,413 Legacy Housing Corp.† ............................ 671,430
1,786,843
Institutional Banking  — 1.6%
10,300 Moelis & Co., Cl. A ................................... 395,211
Institutional Brokerage  — 6.1%
140,000 Daiwa Securities Group Inc. ...................... 621,914
26,110 Jefferies Financial Group Inc. .................... 895,051
1,516,965
Institutional Trust, Fiduciary, and Custody  — 6.4%
8,980 State Street Corp. ..................................... 696,579
19,950 The Bank of New York Mellon Corp. .......... 908,124
1,604,703
Insurance  — 12.7%
139,118 Aegon NV ................................................. 705,578
Shares
Market
Value
1,057 E-L Financial Corp. Ltd. ............................ $ 695,559
12,350 First American Financial Corp. ................... 646,399
48,629 HG Holdings Inc.† .................................... 340,403
18,879 NN Group NV ........................................... 771,176
3,159,115
Investment Management  — 7.3%
2,820 Diamond Hill Investment Group Inc. .......... 521,757
7,200 Franklin Resources Inc. ............................ 189,936
221,600 The Westaim Corp.† ................................. 430,434
59,797 Westwood Holdings Group Inc. ................. 665,762
1,807,889
Reinsurance  — 3.8%
17,700 Axis Capital Holdings Ltd. ......................... 958,809
TOTAL COMMON STOCKS .................. 24,777,223
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 145,000 U.S. Treasury Bill,
4.193%††, 03/09/23 ............................. 143,890
TOTAL INVESTMENTS — 100.0%
(Cost $22,856,085) ............................... $ 24,921,113
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt